Payable to redeemable non-controlling interests (Tables)	6 Months Ended
Mar. 31, 2025
Noncontrolling Interest [Abstract]
Schedule for payable to redeemable non-controlling interests

The balances for payable to redeemable non-controlling interests are presented as follows:

	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Payable to redeemable non-controlling interests	$16,616	$-